Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption, shares issued	1,851,416	1,984,080	11,500,000
Ordinary shares subject to possible redemption, shares outstanding	1,851,416	1,984,080	11,500,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 11.19	$ 10.63	$ 10.1
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares outstanding
Preference shares, shares issued
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	3,340,000	3,340,000	3,340,000
Ordinary shares, shares outstanding	3,340,000	3,340,000	3,340,000